Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	333,334
Proposed Maximum Offering Price per Unit	1.15
Maximum Aggregate Offering Price	$ 383,334.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 52.94
Offering Note	Pursuant to Rule 416(a) under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder also include such indeterminable number of additional securities as may from time to time be issued after the date hereof as a result of share splits, share dividends, recapitalizations or similar transactions.

Represents 333,334 ordinary shares, no par value per share (the “Ordinary Shares”), of NeuroSense Therapeutics Ltd. (the “Company”), issued in a private placement to the selling shareholder identified in the registration of which this exhibit forms a part. The Company will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholder.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, as amended, based on the average of the equivalent high ($1.18) and low ($1.12) sales prices of the Ordinary Shares on the Nasdaq Capital Market on October 27, 2025.